Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Current service cost	€ (62)	€ (61)	€ (63)
Administration expenses	4	4	2
Past service credit (net)	78	2	1
Gain on settlements			(4)
Subtotal	(12)	63	60
Interest income on scheme assets	49	58	50
Interest cost on scheme liabilities	60	70	67
Net interest expense	11	12	17
Net (credit)/expense to Consolidated Income	(1)	75	77
Plan assets [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	2,556	2,399
Interest income on scheme assets	49	58
Arising on acquisition (Note 31)	5
Remeasurement adjustments - return on scheme assets excluding interest income	112	81
Employer contributions paid	123	133
Contributions paid by plan participants	14	14
Benefit and settlement payments	(114)	(130)
Administration expenses	(4)	(4)
Translation adjustment	(119)	5
Ending balance	2,622	2,556	2,399
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(3,147)	(2,987)
Current service cost	(62)	(61)
Past service credit (net)	78	2
Interest cost on scheme liabilities	(60)	(70)
Arising on acquisition (Note 31)	(57)	(1)
Remeasurement adjustments - experience variations	11	20
Remeasurement adjustments - actuarial (loss)/gain from changes in financial assumptions	(29)	(176)
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions	20	14
Contributions paid by plan participants	(14)	(14)
Benefit and settlement payments	114	130
Translation adjustment	147	(4)
Ending balance	€ (2,999)	€ (3,147)	€ (2,987)